Non-controlling interest - Revenues and net loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets	$ 952,259	$ 417,862
Current liabilities	315,396	220,126
Revenue	1,209,661	626,637
Net Loss	(109,130)	$ (56,754)
Curaleaf International
Disclosure of subsidiaries [line items]
Current assets	71,049
Non-current assets	303,495
Current liabilities	16,834
Non-current liabilities	75,804
Revenue	18,770
Net Loss	$ (23,495)